Inventories, Net Of Customer Advances (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Inventories, Net Of Customer Advances [Abstract]
Cost incurred on long-term contracts in progress	$ 866,325		$ 763,791
Raw materials	110,528		82,236
Advances to suppliers and subcontractors	47,168		50,839
Inventory, gross	1,024,021		896,866
Cost incurred on contracts in progress deducted from customer advances	38,048		55,957
Advances received from customers (*)	150,195	[1]	101,231	[1]
Provision for losses on long-term contracts	74,509		74,408
Inventory, net	$ 761,269		$ 665,270

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).